Taxation (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total current tax charge	$ 42.0	$ 4.7
Deferred income taxes	(3.5)	(6.7)
Total tax charge/(credit)	38.5	$ (2.0)
Deferred tax liabilities	98.0		$ 100.5
Nigeria
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Year-on-year Increase (decrease) in income tax expense (income)	$ 39.2